Salaries and Related Charges - Summary of Salaries and Related Charges (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Short-term employee benefits expense [abstract]
Provisions on salaries	R$ 136,938	R$ 195,286
Profit sharing, bonus and premium	132,390	184,306
Social charges	52,739	73,267
Others	8,036	15,771
Salaries and related charges	R$ 330,103	R$ 468,630